Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Furniture and fixture	596,356	1,068,437	136,280
Office equipment	577,595	1,298,263	165,595
Leasehold improvement	6,549,903	7,577,640	966,536
Machinery	3,882,266	5,781,226	737,401
Motor vehicles	—	1,318,788	168,213
Total	11,606,120	17,044,354	2,174,025
Less: accumulated depreciation	(5,827,122)	(11,143,675)	(1,421,387)
Property and equipment, net	5,778,998	5,900,679	752,638